Annual Fund Operating Expenses - Administrative Class - PIMCO Short-Term Portfolio - Administrative	Apr. 30, 2021
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.02%	[1]
Total Annual Portfolio Operating Expenses	0.62%

[1]	“Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.60% for Administrative Class shares.